UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                     December 31, 2009
                                                  -----------------

Check here if Amendment [   ]; Amendment Number:
                                                    ---------------

This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            --------------------------------------------------------
Address:    7701 France Avenue South, Suite 500
            --------------------------------------------------------
            Edina, Minnesota 55435
             -------------------------------------------------------

Form 13F File No:  28-03099
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
        ------------------------------------------------------------
Title:  Chief Financial Officer and Chief Compliance Officer
        ------------------------------------------------------------
Phone:  (952) 841-0400
        ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne          Edina, Minnesota        February 1, 2010
--------------------------------------------------------------------
     (Signature)              City/State                 (Date)

Report Type (Check only one.):

[ X ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0

Form 13F Information Table Entry Total:                   108

Form 13F Information Table Value Total:              $286,847
                                                  (thousands)

List of Other Included Managers:                         None





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



                                               KOPP INVESTMENT ADVISORS, LLC
                                                FORM 13F INFORMATION TABLE

                                                     DECEMBER 31, 2009



                                                                                                        VOTING AUTHORITY
                                                                                                        ----------------
                                 TITLE               VALUE             SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                 OF CLASS     CUSIP   (X$1000)    SHARES PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
----------------               --------    ------   -------     ------ --- ---- ---------- --------   ----    ------  ----

3M Company                        COM     88579Y101    1,063    12,861 SH  N/A  Other        N/A       11,381          1,480
ADC Telecomm                    COM NEW   000886309    2,523   406,284 SH  N/A  Other        N/A      406,284
Adept Tech Inc.                 COM NEW   006854202    2,196   653,600 SH  N/A  Defined      N/A      653,600
Adept Tech Inc.                 COM NEW   006854202    1,726   513,685 SH  N/A  Other        N/A      510,090          3,595
Aflac Incorporated                COM     001055102    1,304    28,195 SH  N/A  Other        N/A       25,160          3,035
Akorn, Inc.                       COM     009728106       97    54,000 SH  N/A  Other        N/A       54,000
American Express                  COM     025816109    1,154    28,488 SH  N/A  Other        N/A       25,058          3,430
Angiodynamics                     COM     03475V101    6,318   393,616 SH  N/A  Other        N/A      352,783         40,833
Array Biopharma Inc.              COM     04269X105    5,602 1,993,536 SH  N/A  Defined      N/A    1,993,536
Array Biopharma Inc.              COM     04269X105    7,956 2,831,311 SH  N/A  Other        N/A    2,605,056        226,255
ATS Medical Inc.                  COM     002083103      231    71,400 SH  N/A  Other        N/A       71,400
Bankamerica Corp                  COM     060505104      800    53,107 SH  N/A  Other        N/A       46,102          7,005
Baxter International              COM     071813109      434     7,398 SH  N/A  Other        N/A        7,318             80
BB&T Corp.                        COM     054937107      218     8,600 SH  N/A  Other        N/A        8,600
Biosante Pharmaceuticals Inc.   COM NEW   09065V203    2,121 1,462,489 SH  N/A  Defined      N/A    1,462,489
Biosante Pharmaceuticals Inc.   COM NEW   09065V203      801   552,426 SH  N/A  Other        N/A      552,426
BluePhoenix Solutions, Ltd.       SHS     M20157109    1,522   601,662 SH  N/A  Other        N/A      535,241         66,421
Boston Scientific Corp.           COM     101137107      146    16,200 SH  N/A  Other        N/A       16,200
Caliper Life Sciences             COM     130872104      749   295,000 SH  N/A  Defined      N/A      295,000
Caliper Life Sciences             COM     130872104    5,515 2,171,211 SH  N/A  Other        N/A    1,936,361        234,850
Cardiome Pharma Corp.           COM NEW   14159U202       89    20,000 SH  N/A  Defined      N/A       20,000
Cardiome Pharma Corp.           COM NEW   14159U202    6,537 1,469,098 SH  N/A  Other        N/A    1,326,198        142,900
Caterpillar Inc.                  COM     149123101    1,068    18,746 SH  N/A  Other        N/A       16,366          2,380
Cepheid Inc.                      COM     15670R107      630    50,447 SH  N/A  Other        N/A       49,577            870
Chevron Corp.                     COM     166764100      223     2,890 SH  N/A  Other        N/A        2,890
Cisco System Inc.                 COM     17275R102      238     9,952 SH  N/A  Other        N/A        9,552            400
Clean Energy Fuels Corp.          COM     184499101    3,411   221,325 SH  N/A  Other        N/A      202,840         18,485
Compellent Technologies, Inc.     COM     20452A108    5,133   226,340 SH  N/A  Other        N/A      195,930         30,410
Comverge Inc.                     COM     205859101    4,720   419,932 SH  N/A  Other        N/A      372,602         47,330
ConocoPhillips                    COM     20825C104      825    16,145 SH  N/A  Other        N/A       14,115          2,030
Cybersource Corp.                 COM     23251J106    3,434   170,756 SH  N/A  Other        N/A      153,393         17,363
Dexcom Inc.                       COM     252131107      308    38,200 SH  N/A  Other        N/A       38,200
Dow Chemical Co.                  COM     260543103    1,120    40,520 SH  N/A  Other        N/A       35,730          4,790
Durect Corp.                      COM     266605104      408   165,000 SH  N/A  Defined      N/A      165,000
Durect Corp.                      COM     266605104    2,074   839,813 SH  N/A  Other        N/A      727,983        111,830
El Paso Corp.                     COM     28336L109      159    16,205 SH  N/A  Other        N/A       16,205
Emcore Corp.                      COM     290846104    4,515 4,220,000 SH  N/A  Defined      N/A    4,220,000
Emcore Corp.                      COM     290846104      801   748,175 SH  N/A  Other        N/A      748,175
Epicor Software Corp.             COM     29426L108    1,618   212,296 SH  N/A  Defined      N/A      212,296
Epicor Software Corp.             COM     29426L108    1,052   138,000 SH  N/A  Other        N/A      138,000
FedEx Corp.                       COM     31428X106    1,018    12,195 SH  N/A  Other        N/A       10,740          1,455
Finisar Corp.                   COM NEW   31787A507    8,815   988,225 SH  N/A  Defined      N/A      988,225
Finisar Corp.                   COM NEW   31787A507    9,667 1,083,758 SH  N/A  Other        N/A    1,013,735         70,023
FMC Technologies, Inc.            COM     30249U101    1,023    17,680 SH  N/A  Other        N/A       15,625          2,055
Harmonic Inc.                     COM     413160102    3,163   500,398 SH  N/A  Defined      N/A      500,398
Harmonic Inc.                     COM     413160102    3,075   486,589 SH  N/A  Other        N/A      433,289         53,300
Harris Stratex Networks          CL A     41457P106      760   110,000 SH  N/A  Defined      N/A      110,000
Harris Stratex Networks          CL A     41457P106      424    61,350 SH  N/A  Other        N/A       61,350
Harvard Bioscience                COM     416906105    1,002   280,667 SH  N/A  Defined      N/A      280,667
Harvard Bioscience                COM     416906105      809   226,630 SH  N/A  Other        N/A      213,555         13,075
Home Depot Inc.                   COM     437076102      952    32,920 SH  N/A  Other        N/A       28,610          4,310
Icad Inc.                         COM     44934S107    4,702 3,093,414 SH  N/A  Other        N/A    2,784,644        308,770
Illumina, Inc.                    COM     452327109      409    13,335 SH  N/A  Other        N/A       13,335
Intel Corp.                       COM     458140100      334    16,377 SH  N/A  Other        N/A       15,949            428
Iris Intl Inc                     COM     46270W105    3,722   301,129 SH  N/A  Other        N/A      271,004         30,125
Johnson & Johnson                 COM     478160104      848    13,160 SH  N/A  Other        N/A       11,795          1,365
Johnson Controls Inc.             COM     478366107    1,181    43,346 SH  N/A  Other        N/A       38,606          4,740
Luminex Corp.                     COM     55027E102    1,145    76,705 SH  N/A  Other        N/A       73,780          2,925
Marriott Intl. Inc.              CL A     571903202    1,064    39,050 SH  N/A  Other        N/A       34,256          4,795
Medtox Scientific Inc.          COM NEW   584977201    1,363   175,807 SH  N/A  Other        N/A      169,662          6,145
Microsoft Corp.                   COM     594918104      304     9,983 SH  N/A  Other        N/A        9,565            418
Mindspeed Tech                  COM NEW   602682205    4,540   968,046 SH  N/A  Defined      N/A      968,046
Mindspeed Tech                  COM NEW   602682205    1,247   265,823 SH  N/A  Other        N/A      263,823          2,000
NASDAQ 100 Tr Unit Ser 1      UNIT SER 1  73935A104      224     4,900 SH  N/A  Other        N/A        4,900
NetScout Systems Inc.             COM     64115T104    4,626   316,430 SH  N/A  Other        N/A      277,730         38,700
Network Equipment                 COM     641208103   10,975 2,709,800 SH  N/A  Defined      N/A    2,709,800
Network Equipment                 COM     641208103    6,650 1,642,005 SH  N/A  Other        N/A    1,524,720        117,285
Nuvasive Inc                      COM     670704105    4,833   151,130 SH  N/A  Other        N/A      134,090         17,040
Oclaro, Inc.                      COM     67555N107   11,955 8,132,494 SH  N/A  Defined      N/A    8,132,494
Oclaro, Inc.                      COM     67555N107    5,509 3,747,895 SH  N/A  Other        N/A    3,699,495         48,400
Oplink Communications           COM NEW   68375Q403    2,810   171,430 SH  N/A  Defined      N/A      171,430
Oplink Communications           COM NEW   68375Q403    1,724   105,168 SH  N/A  Other        N/A      105,168
Orthovita Inc.                    COM     68750U102    4,776 1,360,767 SH  N/A  Other        N/A    1,210,022        150,745
Pepsico Inc.                      COM     713448108      929    15,278 SH  N/A  Other        N/A       13,473          1,805
Pfizer Inc.                       COM     717081103      205    11,270 SH  N/A  Other        N/A       11,270
Phase Forward Inc.                COM     71721R406    7,795   508,125 SH  N/A  Other        N/A      461,375         46,750
PLX Technology                    COM     693417107    1,793   555,000 SH  N/A  Defined      N/A      555,000
PLX Technology                    COM     693417107    2,925   905,645 SH  N/A  Other        N/A      821,565         84,080
PMC-Sierra Inc.                   COM     69344F106      346    40,000 SH  N/A  Other        N/A       40,000
Procter & Gamble                  COM     742718109      883    14,556 SH  N/A  Other        N/A       12,911          1,645
Quidel Corp.                      COM     74838J101    4,498   326,424 SH  N/A  Other        N/A      291,674         34,750
RAE Systems                       COM     75061P102    5,092 4,628,777 SH  N/A  Defined      N/A    4,628,777
RAE Systems                       COM     75061P102    2,266 2,059,929 SH  N/A  Other        N/A    2,059,929
Regeneron Pharma                  COM     75886F107    3,869   160,000 SH  N/A  Defined      N/A      160,000
Regeneron Pharma                  COM     75886F107    7,149   295,658 SH  N/A  Other        N/A      276,893         18,765
RF Monolithics Inc.               COM     74955F106       11    10,000 SH  N/A  Other        N/A       10,000
RTI Biologics, Inc.               COM     74975N105    3,072   800,000 SH  N/A  Defined      N/A      800,000
RTI Biologics, Inc.               COM     74975N105    8,755 2,280,026 SH  N/A  Other        N/A    2,090,141        189,885
Sangamo Biosciences               COM     800677106    5,860   989,790 SH  N/A  Defined      N/A      989,790
Sangamo Biosciences               COM     800677106    4,982   841,634 SH  N/A  Other        N/A      803,434         38,200
Schwab Charles Corp.              COM     808513105    1,012    53,795 SH  N/A  Other        N/A       47,735          6,060
SenoRx, Inc.                      COM     81724W104       93    11,450 SH  N/A  Other        N/A       11,450
SonoSite Inc.                     COM     83568G104      595    25,195 SH  N/A  Other        N/A       19,845          5,350
Southern Company                  COM     842587107    1,051    31,545 SH  N/A  Other        N/A       27,635          3,910
SPDR Trust Ser 1              UNIT SER 1  78462F103    1,231    11,050 SH  N/A  Other        N/A       11,050
SunOpta, Inc.                     COM     8676EP108    6,293 1,872,953 SH  N/A  Other        N/A    1,699,398        173,555
SunPower Corp.                 COM CL A   867652109      416    17,563 SH  N/A  Other        N/A       17,113            450
Superconductor Tech             COM NEW   867931305   11,552 4,734,400 SH  N/A  Defined      N/A    4,734,400
Superconductor Tech             COM NEW   867931305    2,000   819,600 SH  N/A  Other        N/A      817,000          2,600
Tellabs Inc.                      COM     879664100      111    19,610 SH  N/A  Other        N/A       19,610
Texas Instruments Inc.            COM     882508104    1,064    40,845 SH  N/A  Other        N/A       35,730          5,115
Thoratec Corp.                  COM NEW   885175307    2,512    93,316 SH  N/A  Other        N/A       83,516          9,800
Vanguard Index FDS            STK MRK ETF 922908769      203     3,600 SH  N/A  Other        N/A        3,600
Verizon Communications Inc.       COM     92343V104      896    27,047 SH  N/A  Other        N/A       23,792          3,255
Vivus Inc                         COM     928551100    2,510   272,855 SH  N/A  Other        N/A      253,375         19,480
Wireless Ronin Technologies       COM     97652A203    4,341 1,176,335 SH  N/A  Other        N/A    1,052,365        123,970
XTO Energy, Inc.                  COM     98385X106    1,066    22,900 SH  N/A  Other        N/A       20,025          2,875
Zoran Corp.                       COM     98975F101    2,983   269,995 SH  N/A  Other        N/A      241,165         28,830
REPORT SUMMARY                    108                286,847











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